Share-based payments - Total stock-based compensation recognized in the consolidated statements of operations and comprehensive loss (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Share-based compensation expense recorded	$ 1,634,000	$ 2,054,000	$ 3,640,000	$ 4,066,000	$ 7,906,000	$ 5,222,000
ElectraMeccanica Vehicles Corp
Share-based payments
Share-based compensation expense recorded					3,570,269	4,985,954
General and administrative
Share-based payments
Share-based compensation expense recorded	1,012,000	1,202,000	2,265,000	2,317,000	4,720,000	3,484,000
General and administrative | ElectraMeccanica Vehicles Corp
Share-based payments
Share-based compensation expense recorded					3,430,559	3,956,824
Research and development
Share-based payments
Share-based compensation expense recorded	353,000	457,000	815,000	958,000	1,824,000	860,000
Research and development | ElectraMeccanica Vehicles Corp
Share-based payments
Share-based compensation expense recorded					75,494	864,619
Sales and marketing
Share-based payments
Share-based compensation expense recorded	$ 170,000	$ 258,000	$ 324,000	$ 525,000	966,000	472,000
Sales and marketing | ElectraMeccanica Vehicles Corp
Share-based payments
Share-based compensation expense recorded					$ 64,216	$ 164,511